SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Foreign Currency [Abstract]
Net exchange losses	$ 0.2	$ 0.4	$ 1.3